General and administrative - Schedule of general and administrative expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule Of General And Administrative Expense Abstract
Professional fees	$ 3,278,735	$ 3,074,130	$ 3,248,233
Investor relations	1,896,573	1,748,242	665,915
Salaries, wages and benefits	2,204,319	2,658,364	1,855,087
Consulting fees	793,753	797,863	1,305,434
Office and general administrative	889,573	879,272	2,294,476
Foreign exchange loss (gain)	(15,035)	252,226	(336,421)
General and administrative expense	$ 9,047,918	$ 9,410,097	$ 9,032,724